Organization (Tables)	12 Months Ended
Jun. 30, 2023
Organization
Schedule of detailed information of the Group's consolidated subsidiaries, VIEs and significant VIEs' subsidiaries

	Date of	Percentage of	Place of
Name of the entity	incorporation	ownership	incorporation	Principle business activities

Subsidiaries
Hywin Wealth Global Limited	July 26, 2019	100%	BVI	Investment holding
Hywin Wealth International Limited	August 20, 2019	100%	Hong Kong	Investment holding
Hywin Enterprise Management Consulting (Shanghai) Co., Ltd.	September 26, 2019	100%	PRC	Investment holding

Variable Interest Entities (“VIEs”)
Hywin Wealth Management Co., Ltd.	November 2, 2006	100%	PRC	Investment holding and provision of wealth management service
Shanghai Hywin Network Technology Co., Ltd.	March 31, 2017	100%	PRC	Investment holding

Shenzhen Panying Asset Management Co., Ltd.	May 23, 2014	100%	PRC	Provision of asset management service

VIEs’ significant subsidiaries
Hywin Fund Distribution Co., Ltd.	April 17, 2013	100%	PRC	Provision of wealth management service
Shanghai Ziji Information Technology Co., Ltd.	November 24, 2017	100%	PRC	Provision of information technology support
Haiyin Wealth Management (Hong Kong) Limited	May 3, 2016	100%	Hong Kong	Investment holding and provision of insurance brokerage service
Haiyin Insurance (Hong Kong) Co., Limited	August 24, 2016	100%	Hong Kong	Investment holding

Hywin International Insurance Broker Limited	March 23, 2006	100%	Hong Kong	Provision of insurance brokerage service
Haiyin International Asset Management Limited	September 15, 2016	100%	Hong Kong	Investment holding

Hywin Asset Management (Hong Kong) Limited	January 9, 2013	100%	Hong Kong	Provision of wealth management and asset management services

Shanghai Yulan Real Estate Co., Ltd.	December 9,2021	100%	PRC	Housing lease operation, and property management services

Shanghai Suxiao Real Property Co., Ltd.	December 9,2021	100%	PRC	Housing lease operation, and property management services

Shanghai Danxiao Real Property Co. Ltd.	December 9,2021	100%	PRC	Housing lease operation, and property management services

Shanghai Biyu Real Property Co., Ltd.	December 9,2021	100%	PRC	Housing lease operation, and property management services

Hywin Health Management (Shanghai) Co., Ltd	September 15,2021	100%	PRC	Investment holding and provision of health management service

Grand Doctor Medical Co., Ltd.	January 27, 2022	65.3%	PRC	Provision of health management service

Beijing iLife 3 Technology Co., Ltd.	August 25, 2022	63.39%	PRC	Provision of health management service

Sincerity and Compassion Health Management Center	September 1, 2022	65%	PRC	Provision of health management service